OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Miscellaneous liabilities [abstract]
Schedule of Other Liabilities

	2022	2021
Non-current
Benefit plans	97,122	100,220
Termination payment plans	67,128	177,618
Total	164,250	277,838
Current
Termination payment plans	154,046	266,150
Dividends payable to related parties (Note 19)	1,824,337	—
Dividends payable to third parties	1,750,294	23,020
Others	23,378	22,365
Total	3,752,055	311,535